April 13, 2017

Mr. Frank Buda

Attorney-Adviser

Division of Investment Management

U.S. Securities and Exchange Commission

File Nos. 333-124048/333-198590

Mr. Buda,

Attached please find the updated prospectus for your review and comment.  All of your comments have been incorporated, with the exception of the Free Look chart.  We did change the language within the prospectus in the Free Look section (see page 12), based off of Nationwide’s language, which we are now an affiliate.  However, after researching a handful of other company’s variable annuity prospectuses (including Nationwide), we did not see any other company which included a state Free Look chart within their prospectus.

I look forward to hearing from you.

Sincerely,

Missy Pulliam

Regulatory Manager

Jefferson National Financial Corp.

502.587.3809

mpulliam@jeffnat.com